Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Disaggregated of Revenue

A summary of the Company’s gross revenues disaggregated by major service lines for the years ended March 31, 2026 and 2025, respectively, are as follows:

	Fiscal Year Ended March 31, 2026		Fiscal Year Ended March 31, 2025
Service Type	Revenue (US$)	Percentage of Revenue	Revenue (US$)	Percentage of Revenue
Insurance brokerage services	19,903,300	92.7%	7,128,301	85.1%
Referral business	1,572,446	7.3%	1,252,973	14.9%
Total Revenue	21,475,746	100.0%	8,381,274	100.0%

Schedule of Depreciation Rate and Estimated Residual Value	The estimated annual deprecation rate of these assets are generally as follows:
Category	Depreciation rate	Estimated residual value
Office equipment	3 years	Nil
Leasehold improvements	Shorter of lease term or 3 years	Nil
The estimated annual deprecation rate of these assets are generally as follows:
Category	Depreciation rate	Estimated residual value
Office equipment	3 years	Nil
Leasehold improvements	Shorter of lease term or 3 years	Nil